Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2024
Fidelity Asset Manager 40% | Return Before Taxes
Average Annual Return:
Past 1 year	11.52%
Past 5 years	6.39%
Past 10 years	4.97%
Fidelity Asset Manager 40% | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.51%
Past 5 years	5.27%
Past 10 years	3.85%
Fidelity Asset Manager 40% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.94%
Past 5 years	4.66%
Past 10 years	3.54%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0594
Average Annual Return:
Past 1 year	11.95%
Past 5 years	6.06%
Past 10 years	4.89%